Employee Benefits, Balances of Pension Plan And Other Benefits Plan Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Fair value of plan assets at end of year	$ 9,061	$ 9,639
Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	646	711
Payable upon return of securities loaned	(5)	(5)
Net receivables (payables)	(1)	(9)
Fair value of plan assets at end of year	640	697
Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	9,229	10,065
Payable upon return of securities loaned	(145)	(145)
Net receivables (payables)	(23)	(281)
Fair value of plan assets at end of year	9,061	9,639
Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	285	345
Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	3,101	3,835
Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	314	318
Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	5,336	5,383
Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	47	48
Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	792	847
Cash and cash equivalents [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	213	254
Cash and cash equivalents [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	432	535
Cash and cash equivalents [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	180	220
Cash and cash equivalents [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	47
Cash and cash equivalents [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	33	34
Cash and cash equivalents [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	432	488
Cash and cash equivalents [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Cash and cash equivalents [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	87
Long duration fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	2,606
Long duration fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	13
Long duration fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	376
Long duration fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	74
Long duration fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	2,229
Long duration fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0
Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1
Intermediate (core) fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	64	119
Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	474	2,271
Intermediate (core) fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	4	10
Intermediate (core) fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	88	297
Intermediate (core) fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	60	109
Intermediate (core) fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	380	1,964
Intermediate (core) fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Intermediate (core) fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	6	10
High-yield fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	12	14
High-yield fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	377	408
High-yield fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	10	1
High-yield fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	12	14
High-yield fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	366	406
High-yield fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1	1
International fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	11	8
International fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	331	263
International fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	5	0
International fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	147	0
International fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	6	8
International fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	184	263
International fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Specialty fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		3
Specialty fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		95
Specialty fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		0
Specialty fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		0
Specialty fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		3
Specialty fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		95
Specialty fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		0
Specialty fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments		0
Domestic large-cap stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	70	83
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1,765	2,194
Domestic large-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	39	43
Domestic large-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1,163	1,323
Domestic large-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	31	40
Domestic large-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	600	867
Domestic large-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	2	4
Domestic mid-cap stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	33	29
Domestic mid-cap stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	547	392
Domestic mid-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	12	9
Domestic mid-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	364	263
Domestic mid-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	21	20
Domestic mid-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	183	129
Domestic mid-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Domestic mid-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	26	48
Domestic small-cap stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	291	888
Domestic small-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	9	28
Domestic small-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	281	851
Domestic small-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	17	20
Domestic small-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	10	37
Domestic small-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
International stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	59	77
International stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	920	1,357
International stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	19	31
International stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	570	948
International stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	40	46
International stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	349	403
International stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
International stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1	6
Emerging market stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	19	23
Emerging market stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	574	700
Emerging market stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	19	23
Emerging market stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	574	700
Emerging market stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Real estate/timber[Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	15	15
Real estate/timber[Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	457	465
Real estate/timber[Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	3	3
Real estate/timber[Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	102	105
Real estate/timber[Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Real estate/timber[Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Real estate/timber[Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	12	12
Real estate/timber[Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	355	360
Multi-strategy hedge funds [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	8	10
Multi-strategy hedge funds [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	251	313
Multi-strategy hedge funds [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Multi-strategy hedge funds [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Multi-strategy hedge funds [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Multi-strategy hedge funds [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Multi-strategy hedge funds [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	8	10
Multi-strategy hedge funds [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	251	313
Private equity [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	4	4
Private equity [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	129	112
Private equity [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	4	4
Private equity [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	129	112
Other [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	25	24
Other [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	75	72
Other [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1	1
Other [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	0	0
Other [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	1	1
Other [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	29	31
Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	23	22
Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan And Other Benefits Plan Assets Measured At Fair Value [Abstract]
Total plan investments	$ 46	$ 41